Operating Expenses - Additional Information (Details) - Selling and Distribution Expenses - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Selling and marketing expenses	€ 62.3	€ 58.9	€ 134.7	€ 131.2
Logistics expenses	€ 49.4	€ 44.1	€ 115.8	€ 110.2